UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Floating Rate Income Strategies Fund, Inc.

============= BlackRock Floating Rate Income Strategies Fund, Inc. =============

EATON VANCE FLOATING-RATE INCOME TRUST

Ticker:       EFT            Security ID:  278279104
Meeting Date: MAR 23, 2017   Meeting Type: Annual
Record Date:  JAN 10, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas E. Faust, Jr.     For       For          Management
1b    Elect Director Cynthia E. Frost         For       For          Management
1c    Elect Director Scott E. Wennerholm      For       For          Management

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EATON VANCE SENIOR INCOME TRUST

Ticker:       EVF            Security ID:  27826S103
Meeting Date: OCT 20, 2016   Meeting Type: Annual
Record Date:  AUG 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director George J. Gorman         For       For          Management
1b    Elect Director Harriett Tee Taggart     For       For          Management

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: APR 27, 2017   Meeting Type: Annual
Record Date:  FEB 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Helle Kristoffersen      For       Withhold     Management
1.2   Elect Director Thomas R. McDaniel       For       Withhold     Management
1.3   Elect Director Thomas H. Werner         For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

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VANTAGE DRILLING COMPANY

Ticker:       VTGDF          Security ID:  G9325C113
Meeting Date: AUG 04, 2016   Meeting Type: Special
Record Date:  JUL 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles of Association           For       Against      Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	August 25, 2017